Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Schedule of trade and other receivables, net

	06.30.2026	12.31.2025
Third parties
Receivables from contracts with customers	4,813	4,641
Other trade receivables
Receivables from divestments and Transfer of Rights Agreement	822	1,132
Lease receivables	199	226
Other receivables	707	1,192
Subtotal - Third parties	6,541	7,191
Related parties
Receivables from contracts with customers - Investees	94	77
Fuel trading subsidy program	2,021	−
Subtotal - Related parties (note 28)	2,115	77
Total trade and other receivables, before ECL	8,656	7,268
Expected credit losses (ECL) - Third parties	(1,848)	(1,780)
Expected credit losses (ECL) - Related parties	(3)	(10)
Total trade and other receivables	6,805	5,478
Current	6,252	4,627
Non-current	553	851

Schedule of aging of trade and other receivables

	06.30.2026		12.31.2025
	Trade and other receivables	Expected credit losses	Trade and other receivables	Expected credit losses
Current	4,462	(25)	5,265	(88)
Overdue:
1-90 days	42	(23)	66	(32)
91-180 days	44	(22)	46	(25)
181-365 days	104	(98)	129	(106)
More than 365 days	1,889	(1,680)	1,685	(1,529)
Total	6,541	(1,848)	7,191	(1,780)

Schedule of changes in credit losses provision

Changes	Jan-Jun/2026	Jan-Jun/2025
Opening balance	1,790	1,641
Additions	47	93
Reversals	(52)	(56)
Write-offs	(8)	(5)
Translation adjustment	71	137
Others	3	−
Closing balance	1,851	1,810
Current	438	376
Non-current	1,413	1,434